Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration on Suppliers’ Purchases - Purchases [Member] - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Supplier A [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration on suppliers' purchases amount	$ 48,638
Concentration on suppliers' purchases percentage	74.55%
Supplier B [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration on suppliers' purchases amount	$ 15,360
Concentration on suppliers' purchases percentage	23.54%